UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7720

        Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	November 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.4% (4.3% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$1,585,635
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
310	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	301,971
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,475	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	3,649,932
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29

5,285	Total Consumer Staples			5,537,538

	Education and Civic Organizations – 2.1% (1.4% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/35 at 100.00	A3	73,541
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	48,364
60	5.000%, 11/01/25	11/15 at 100.00	A2	64,114
1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	AAA	1,632,105
	AMBAC Insured

1,675	Total Education and Civic Organizations			1,818,124

	Health Care – 14.2% (9.5% of Total Investments)
4,705	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/07 at 100.00	BB	4,706,553
	Hospital, Series 1993, 5.750%, 5/15/15
480	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	505,704
	Series 2005, 5.000%, 11/15/34
1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,607,085
	LLC, Series 2001A, 5.550%, 8/01/31
2,180	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	2,291,093
	Series 2006, 5.000%, 3/01/41
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	790,057
	Series 2001C, 5.250%, 8/01/31
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	2,318,085
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured

11,695	Total Health Care			12,218,577

	Housing/Multifamily – 1.9% (1.3% of Total Investments)
1,600	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	BBB	1,655,520
	Apartment Communities Development, Series 1998A, 5.250%, 5/15/25 (Mandatory put 5/15/13)

	Housing/Single Family – 0.6% (0.4% of Total Investments)
200	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	216,786
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
240	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/07 at 102.00	AAA	245,306
	8/01/20 – MBIA Insured (Alternative Minimum Tax)
35	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	No Opt. Call	AAA	35,649
	Family Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27 (Alternative Minimum Tax)

475	Total Housing/Single Family			497,741

	Industrials – 0.7% (0.4% of Total Investments)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	526,525
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 31.8% (21.3% of Total Investments)
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	1,092,550
1,500	5.000%, 2/01/31 – MBIA Insured	2/13 at 100.00	AAA	1,582,470
	California, General Obligation Bonds, Series 2004:
1,750	5.000%, 4/01/22	4/14 at 100.00	A+	1,860,793
1,400	5.200%, 4/01/26	4/14 at 100.00	A+	1,513,862
4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	12/06 at 100.00	A1	4,003,520
	(Alternative Minimum Tax)
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,080,140
	2002A, 5.000%, 8/01/21 – FGIC Insured
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	6,497,577
	5.000%, 6/01/29 – FSA Insured
2,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	2,401,898
	5.000%, 7/01/22 – FSA Insured
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B:
885	4.750%, 7/01/25 – FGIC Insured (UB)	7/16 at 100.00	AAA	935,587
590	4.750%, 1/01/27 – FGIC Insured (UB)	7/16 at 100.00	AAA	623,724
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	3,420,300
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	16,529
	5.250%, 8/01/22 – MBIA Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	145,261
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
705	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	723,898
	Series 2006G-1, 4.500% 7/01/29 – FSA Insured (UB)
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	1,461,937
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured

25,585	Total Tax Obligation/General			27,360,046

	Tax Obligation/Limited – 48.0% (32.1% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	1,099,120
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AAA	1,806,802
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AAA	1,980,854
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/09 at 101.00	AAA	6,294,262
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
905	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	995,681
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	177,896
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	541,045
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
1,450	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AAA	1,739,928
	Revenue Bonds, Series 2005A, Residual Series 1503, 7.606%, 6/01/38 – FGIC Insured (IF)
130	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	140,660
	5.000%, 9/01/20 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
80	5.000%, 9/01/26	9/16 at 100.00	N/R	81,322
185	5.125%, 9/01/36	9/16 at 100.00	N/R	189,988
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AAA	2,686,825
	5.000%, 6/01/31 – MBIA Insured
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/11 at 100.00	AAA	3,645,285
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – MBIA Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	329,973
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,435	Los Angeles Community Redevelopment Agency, California, Tax Allocation Multifamily Housing	12/06 at 100.00	BBB–	1,436,880
	Bonds, Grand Central Square/Bunker Hill Project, Series 1993A, 5.750%, 12/01/13 (Alternative
	Minimum Tax)
1,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,081,710
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 – MBIA Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 –	8/35 at 100.00	AAA	3,448,639
	MBIA Insured
2,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	2,218,040
	District Redevelopment Project, Series 2003, 5.500%, 9/01/15 – FGIC Insured
1,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway	8/08 at 102.00	N/R	1,053,440
	Business Centre, Series 1998, 6.500%, 8/15/09
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	164,987
	2005A, 5.000%, 9/01/35 – XLCA Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	200,959
	8/01/25 – AMBAC Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,724,340
	5.400%, 11/01/20 – MBIA Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AA–	3,385,560
	5.400%, 11/01/20
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	9/08 at 101.00	Baa3	1,557,345
1,000	5.800%, 9/01/27	9/08 at 101.00	Baa3	1,038,230
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%, 12/01/19 –	12/11 at 102.00	AAA	2,238,395
	AMBAC Insured

38,265	Total Tax Obligation/Limited			41,258,166

	Transportation – 3.3% (2.2% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	843,071
	2006, 5.000%, 4/01/31
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	2,010,640
	1995A, 5.000%, 1/01/35

2,780	Total Transportation			2,853,711

	U.S. Guaranteed – 16.4% (11.0% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
400	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	441,600
2,250	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,456,393
1,200	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	1,303,440
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	3,414,690
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – FSA Insured (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
1,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,119,860
1,000	5.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,112,650
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	AAA	2,149,300
	(Pre-refunded 7/01/10) – MBIA Insured
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project,	3/24 at 100.00	N/R (4)	2,137,400
	Series 1999A, 5.750%, 3/15/29 (Pre-refunded 3/15/24)

12,850	Total U.S. Guaranteed			14,135,333

	Utilities – 6.5% (4.3% of Total Investments)
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	297,470
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	318,045
	9/01/31 – XLCA Insured
4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,975,162
	2002Q, 5.250%, 8/15/20 – FSA Insured

5,150	Total Utilities			5,590,677

	Water and Sewer – 17.6% (11.8% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AAA	1,203,694
	AMBAC Insured
1,095	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,185,973
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured
5,000	Culver City, California, Wastewater Facilities Revenue Refunding Bonds, Series 1999A, 5.700%,	9/09 at 102.00	AAA	5,360,700
	9/01/29 – FGIC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	220,582
	5.000%, 4/01/36 – MBIA Insured
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,781,275
	5.250%, 2/01/21 – FGIC Insured
370	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	400,684
	2006, 5.000%, 12/01/36 – FGIC Insured
1,000	Sacramento County Water Financing Authority, California, Revenue Bonds, Agency Zones 40-41	6/13 at 100.00	AAA	1,066,790
	System Projects, Series 2003, 5.000%, 6/01/22 – AMBAC Insured
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	1,900,977
	Project, Series 2003, 5.500%, 7/01/33

14,085	Total Water and Sewer			15,120,675

$ 119,945	Total Investments (cost $121,169,588) – 149.5%			128,572,633

	Floating Rate Obligations – (2.1%)			(1,788,000)

	Other Assets Less Liabilities – 2.6%			2,199,722

	Preferred Shares, at Liquidation Value – (50.0)%			(43,000,000)

	Net Assets Applicable to Common Shares – 100%			$85,984,355

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At November 30, 2006, the cost of investments was $119,320,669.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

Gross unrealized:
Appreciation	$7,470,782
Depreciation	(7,938)

Net unrealized appreciation (depreciation) of investments	$7,462,844

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2007

* Print the name and title of each signing officer under his or her signature.